Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of (Loss) profit before income taxes
	For the years ended December 31,
	2016	2017	2018
	$	$	$

Non-PRC	2,777	(7,138)	(43,630)
PRC	5,899	(3,310)	(25,097)

	8,676	(10,448)	(68,727)

Schedule of income tax expense
	For the years ended December 31,
	2016	2017	2018
	$	$	$

Current	(2,257)	(1,382)	(52)
Deferred	(987)	(960)	(279)

	(3,244)	(2,342)	(331)

Schedule of reconciliation of tax computed by applying the statutory income tax rate
	For the years ended December 31,
	2016	2017	2018
	$	$	$

Profit (loss) before income taxes	8,676	(10,448)	(68,727)

Income tax (expense) income computed at the statutory income tax rate at 25%	(2,169)	2,612	17,182
Non-deductible expenses	(214)	(2,654)	(7,393)
Non-taxation income	414	68	-
Preferential rate	488	(237)	(790)
Current and deferred tax rate differences	310	55	238
Foreign rate differences	561	(427)	(5,670)
Change of valuation allowance	(2,557)	(1,294)	(4,202)
Statutory income	-	(215)	(1,471)
R&D super deduction	-	-	305
Deferred tax	6	-	-
Interest expense	(83)	(250)	-

Income tax expense	(3,244)	(2,342)	(331)

Schedule of significant components of deferred taxes
	As of December 31,
	2017	2018
	$	$
Deferred tax assets
Inventories provision	229	100
Accrued salary and welfare payable	129	201
Property and equipment	2	3
Tax losses	10,461	317
Valuation allowance	(10,298)	18

Total deferred tax assets	523	639

Deferred tax liabilities
Intangible assets	1,551	1,688
Deferred cost of revenue	504	765

Total deferred tax liabilities	2,055	2,453

Schedule of roll-forward of unrecognized tax benefits
	For the years ended December 31,
	2016	2017	2018
	$	$	$

Balance at beginning of year	2,077	1,873	2,016
Reversal based on tax positions related to prior years	(1,039)	-	-
Additions based on tax positions related to the current year	968	28	-
Foreign currency translation difference	(133)	115	4

Balance at end of year	1,873	2,016	2,020